Earnings Per Share (Tables)	3 Months Ended
Apr. 02, 2023
Earnings Per Share [Abstract]
Reconciliation of Basic Net Earnings per Share to Diluted Net Earnings per Share	Net income per share for the fiscal three months ended April 2, 2023 and April 3, 2022 was calculated as follows:

(In Millions, Except Per Share Data)	April 2, 2023	April 3, 2022
Net income	$330	$528
Basic and diluted weighted-average common shares	1,716	1,716
Basic and diluted net income per share	$0.19	$0.31